INVENTORIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	As of June 30, 2021	As of December 31, 2020
Finished goods	$490,275	$589,814
Inventories consist of the following:
	As of December 31, 2020	As of December 31, 2019
Finished goods	$589,814	$-

Superior Living SDN. BHD. [Member]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	March 31, 2020	December 31, 2019

Finished goods	$616,880	$552,901
Inventories consist of the following:
	December 31, 2019	December 31, 2018

Finished goods	$552,901	$137,553